PREPAYMENTS AND OTHER CURRENT ASSETS (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepaid Expenses And Other Current Assets [Line Items]
Reserve For Unrecoverable Deposits Current	¥ 12,528	$ 1,920	¥ 9,013
Notes, Loans and Financing Receivable, Net, Current	56,680	8,687	57,904
Allowance for credit losses, third party loans	3,005	461	0
JYADK [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Reserve For Unrecoverable Deposits Current	9,000	1,379	9,000
Amounts due from subsidiaries	1,845	283	3,833
Suppliers [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Reserve For Unrecoverable Deposits Current	0		0
Xi'an JiangyuanAndike Ltd And Beijing Allcure Medical Information Technology Co Ltd [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Amounts due from subsidiaries	10,688	1,638	¥ 12,173
Xinzitong [Member] | SAAS System [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Due to Affiliate	¥ 8,120	$ 1,244